Other Investment (Tables)	12 Months Ended
Mar. 31, 2026
Other Investment [Abstract]
Schedule of Other Investment
	March 31, 2025	March 31, 2026
	US$	US$
Fair value through other comprehensive income
Unquoted equity securities	—	2,500,000

Schedule of Detail of Investment

Detail of investment is as follows:

	Country of registration and	Equity Interest
Name of the investee	operation	2026	2025	Principal activity
		%	%
Dumaine International Limited	British Virgin Islands	15	Nil	Manufacturing of leather handbags, wallets and luggage, acting as the original equipment manufacturer for international brands, with manufacturing factories based in Philippines.

Schedule of Unquoted Equity Securities Measured at Fair Value Unobservable Inputs (Level 3)

A reconciliation for the unquoted equity securities measured at fair value based on significant unobservable inputs (Level 3) is as follows:

	March 31, 2025	March 31, 2026
	US$	US$
At the beginning of the year	—	—
Investment during the year	—	2,500,000
At the end of the year	—	2,500,000